Offerings	Jun. 02, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Offering Note
(1)
An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities offered by this registration statement, where applicable, cover such additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Offering Note
(1)
An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities offered by this registration statement, where applicable, cover such additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of MPT Operating Partnership, L.P. and MPT Finance Corporation
Offering Note
(1)
An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities offered by this registration statement, where applicable, cover such additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis based on the fee payment rate in effect on the date of such fee payment.

(3)	No separate consideration will be received for the guarantees. Accordingly, in accordance with Rule 457(n), no separate fee is payable with respect to the guarantees.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities offered by this registration statement, where applicable, cover such additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis based on the fee payment rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities offered by this registration statement, where applicable, cover such additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a
“pay-as-you-go”
basis based on the fee payment rate in effect on the date of such fee payment.